Commitments and Contingencies - Summary of Shipbuilding Contracts for Ships (Details) - Ocean Ships [member]	12 Months Ended
Dec. 31, 2025
Ship XXI
Disclosure of commitments and contingencies [line items]
Expected Delivery	2030
Ship XXII
Disclosure of commitments and contingencies [line items]
Expected Delivery	2031